Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumptions used to Determined the Estimated Fair Value of Options using the Binomial Option Pricing Model
The Company determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used in the years ended December 31, 2018 and 2019. The Company did not grant options in the year ended December 31, 2020
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	For the years ended December 31,
Grant date	2018	2019

Risk-free interest rate	3.40%	2.51%
Volatility	46%	55%
Dividend yield	—	—
Exercise multiples	2.2-2.8	2.8
Life of options	7.0	7.0
Fair value of underlying ordinary shares	49.67	20.57

Summary of Stock Options Activity
The activity in stock options as of December 31, 2020 and changes during the year then ended is presented below:

	Outstanding options
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2020	21,646,232	37.78	4.77	123,239
Granted	—	—
Exercised	428,182	3.42
Forfeited	1,317,461	40.53

Options outstanding at December 31, 2020	19,900,589	38.22	3.79	67,901

Options vested and expected to vest as of December 31, 2020	19,900,589	38.22	3.79	67,901

Option exercisable as of December 31, 2020	15,948,198	36.97	3.71	64,135